RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
9.	RELATED PARTY TRANSACTIONS AND BALANCES

On June 17, 2015, the Company entered into a one-year loan (the “One-Year Loan”) in the amount of $1,500 with Mark A. Smith, Chief Executive Officer and Executive Chairman of NioCorp. The one-year term loan bears an interest rate of 10%, is secured by the Company’s assets pursuant to a concurrently executed general security agreement, and is subject to both a 2.5% establishment fee and 2.5% prepayment fee.

On July 1, 2015, the Company entered into a non-revolving credit facility agreement in the amount of $2,000 with Mark Smith and completed a drawdown of $500 on that day, and an additional $100 was drawn under the credit facility on December 2, 2015. The credit facility bears an interest rate of 10%, is secured by the Company’s assets pursuant to a general security agreement, and is subject to both a 2.5% establishment fee and 2.5% prepayment fee.

On January 13, 2016, the Company repaid $1,100 of amounts due, representing 100% of amounts drawn down under the credit facility, plus $500 of the amount due under the One-Year Loan. Interest and establishment fees payable as of December 31, 2015 were also paid.

On January 16, 2017, the Company entered into a non-revolving credit facility agreement (the “Credit Facility”) in the amount of $2,000 with Mark Smith. The Credit Facility bears an interest rate of 10% and drawdowns from the Credit Facility are subject to a 2.5% establishment fee. Amounts outstanding under the Credit Facility are secured by all of the Company’s assets pursuant to a general security agreement between the Company and Mr. Smith dated June 17, 2015. The Credit Facility contains financial and non-financial covenants customary for a facility of this size and nature. On January 18, 2017, the Company completed a drawdown from the Credit Facility in the amount of $175.

Effective June 16, 2016, the Company and Mr. Smith agreed to extend the due date for the remaining One-Year Loan amount of $1,000 until June 16, 2017. Additionally, on March 20, 2017, the due dates on the Smith Credit Facility and the One-Year Loan were extended to June 16, 2018 and June 17, 2018, respectively.

As of June 30, 2017, accounts payable and accrued liabilities included interest payable to Mr. Smith of $99.